Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 484,493	$ 524,470
Finished goods	1,108,624	1,125,824
Work in progress	135,522	100,074
Inventories	$ 1,728,639	$ 1,750,369